DEBENTURES - RELATED PARTY (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Interest Expense, Debt	$ 6,944	$ 11,437	$ 15,306	$ 26,817	$ 69,634	$ 42,881
Line of Credit, balance owed	290,192		290,192
Line of Credit Facility, Remaining Borrowing Capacity	1,700,000		1,700,000
Line of credit facility borrowed			0	113
Amortization of the debt discount to interest expense	$ 5,448	$ 16,192	$ 15,719	$ 31,964